Statements of Net Assets Available for Benefits - Trustmark 401(k) Plan [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Statements of Net Assets Available for Benefits [Abstract]
Investments, at fair value	$ 432,183,469	$ 393,989,201
Notes receivable from participants	4,782,331	4,909,742
Employer contributions receivable	447,248	372,329
Participant contributions receivable	0	52
Net assets available for benefits	$ 437,413,048	$ 399,271,324